Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	83 Months Ended	95 Months Ended	107 Months Ended	119 Months Ended	131 Months Ended
		Oct. 31, 2014	Sep. 30, 2025	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000032340
Account Value [Line Items]
Line Graph and Table Measure Name			Edgewood Growth Fund, Institutional Shares
Accumulated Value		$ 100,000		$ 111,368	$ 113,758	$ 152,152	$ 170,980	$ 199,080	$ 267,358	$ 366,245	$ 204,625	$ 269,378	$ 364,381	$ 391,544
C000032341
Account Value [Line Items]
Line Graph and Table Measure Name			Edgewood Growth Fund, Retail Shares
Accumulated Value		10,000		11,092	11,288	15,032	16,831	19,517	26,104	35,628	19,825	25,990	35,019	37,484
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		105,200	109,943	135,925	145,911	166,814	183,012	244,426	206,608	251,271	342,612	402,904
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		S&P 500 Index (USD) (TR)
Accumulated Value		10,000		10,520	10,994	13,593	14,591	16,681	18,301	24,443	20,661	25,127	34,261	40,290
S&P 500 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Growth Index (USD) (TR)
Accumulated Value		100,000		109,230	112,140	141,872	158,109	180,687	224,863	298,970	235,863	282,607	398,754	506,071
S&P 500 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		S&P 500 Growth Index (USD) (TR)
Accumulated Value		$ 10,000		$ 10,923	$ 11,214	$ 14,187	$ 15,811	$ 18,069	$ 22,486	$ 29,897	$ 23,586	$ 28,261	$ 39,875	$ 50,607

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.